Earnings Per Share - Additional Information (Details) - $ / shares	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023	Jun. 16, 2023
Earnings per share [abstract]
Issued ordinary shares for the period	36,900,000			36,900,000
Basic weighted-average shares outstanding	36,900,000	37,822,500	15,000
Diluted weighted-average shares outstanding	36,900,000	37,822,500	15,000
Basic earnings per share attributable to shareholders	$ 2.19	$ 1.18	$ 5,291.07
Diluted earnings per share attributable to shareholders	$ 2.19	$ 1.18	$ 5,291.07